Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of debentures [Abstract]
Schedule of Debentures
Composed as follows:

	December 31, 2019		December 31, 2018
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	72,137	71,584	52,056	51,343
Less current maturities	26,928	26,773	8,975	8,758
Total long-term debentures	45,209	44,811	43,081	42,585

Schedule of Aggregate Annual Maturities of Debentures
The aggregate annual maturities are as follows:

	December 31	December 31
	2019	2018
	€ in thousands
Second year	6,927	8,789
Third year	8,098	8,833
Fourth year	9,714	8,874
Fifth year	13,195	10,354
Sixth year and thereafter	6,877	5,735

Long-term loans	44,811	42,585
Current maturities	26,773	8,758
	71,584	51,343